Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Related party [Abstract]
Schedule of Company's Which Have Entered Into Related Party Transaction With
The consolidated financial statements include the following subsidiaries which are all wholly owned, except for Advanced Mask Technology Centre GmbH & Co. KG, Maskhouse Building Administration GmbH & Co. KG, Advanced Mask Technology Center Verwaltungs GmbH, and Maskhouse Building Administration Verwaltungs GmbH which are fully consolidated in our financial statements as GlobalFoundries has controlling power over their operations.:

Subsidiary	Jurisdiction of Incorporation or Organization	December 31, 2024	December 31, 2023	December 31, 2022
GLOBALFOUNDRIES Dresden Module One LLC	United States	X	X	X
GLOBALFOUNDRIES Dresden Module Two LLC	United States	X	X	X
GLOBALFOUNDRIES Innovation LLC (formerly GLOBALFOUNDRIES Innovation Investments LLC)	United States	X	X	X
GLOBALFOUNDRIES Investments LLC	United States	X	X	X
GLOBALFOUNDRIES U.S. Inc.	United States	X	X	X
GLOBALFOUNDRIES U.S. 2 LLC	United States	X	X	X
GLOBALFOUNDRIES Borrower LLC	United States	X	X	X
Hudson Valley Research Park Sewage Works Corporation	United States	N/A	N/A	X
Hudson Valley Research Park Water-Works Corporation	United States	N/A	N/A	X
GF Power LLC	United States	X	X	X
Tagore Technology Inc.	United States	X	N/A	N/A
GLOBALFOUNDRIES Finance Inc.	Cayman Islands	X	X	X
GLOBALFOUNDRIES France SAS	France	X	X	X
GLOBALFOUNDRIES Dresden Module One Holding GmbH	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module One LLC & Co. KG	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module Two LLC & Co. KG	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module Two Holding GmbH	Germany	X	X	X
GLOBALFOUNDRIES Management Services LLC & Co. KG	Germany	X	X	X
Advanced Mask Technology Center GmbH & Co. KG (50%)	Germany	X	X	X
Maskhouse Building Administration GmbH & Co. KG (50%)	Germany	X	X	X
Advanced Mask Technology Center Verwaltungs GmbH (50%)	Germany	X	X	X
Maskhouse Building Administration Verwaltungs GmbH (50%)	Germany	X	X	X
GLOBALFOUNDRIES Europe Sales & Support GmbH	Germany	X	X	X
GLOBALFOUNDRIES Engineering Private Limited	India	X	X	X
Tagore Technology Private Limited	India	X	N/A	N/A
GLOBALFOUNDRIES Japan Ltd.	Japan	X	X	X
GLOBALFOUNDRIES Malaysia Sdn. Bhd.	Malaysia	X	X	X
GLOBALFOUNDRIES Netherlands Cooperatief U.A.	The Netherlands	X	X	X
GLOBALFOUNDRIES Netherlands Holding B.V.	The Netherlands	X	X	X
GLOBALFOUNDRIES Bulgaria EAD	Bulgaria	X	X	X
GF Asia Investments Pte. Ltd.	Singapore	X	X	X
GF Asia Sales Pte. Ltd.	Singapore	X	X	X
GLOBALFOUNDRIES Singapore Pte. Ltd.	Singapore	X	X	X
GLOBALFOUNDRIES Taiwan Ltd.	Taiwan	X	X	X
GLOBALFOUNDRIES Europe Ltd.	United Kingdom	X	X	X
GA (Chengdu) Technology Co., Limited	China	X	X	X
GLOBALFOUNDRIES China (Beijing) Co., Limited	China	X	X	X
GLOBALFOUNDRIES China (Shanghai) Co., Limited	China	X	X	X
Below are the related parties which the Company has entered into transactions with:

	December 31, 2024	December 31, 2023
Related Party Name
Silicon Manufacturing Partners Pte Ltd. ("SMP")	Joint venture	Joint venture
MIC	Shareholder entity	Shareholder entity
MTIC	Shareholder entity	Shareholder entity
MDC General Services Holding Company LLC	Shareholder entity	Shareholder entity
Mamoura Holdings (US) LLC	Shareholder entity	Shareholder entity

Schedule of Balances With Related Parties Included in the Consolidated Statements of Financial Position
Balances with related parties included in the consolidated statements of financial positions are as follows:

	December 31, 2024		December 31, 2023
(in millions)	Due from Related Parties	Due to Related Parties	Due from Related Parties	Due to Related Parties
SMP	$9	$12	$12	$10
MDC General Services Holding Company LLC	—	4	—	—
Mamoura Holdings (US) LLC	—	4	—	—
Total(1)	$9	$20	$12	$10
(1)The total amounts of $9 million and $12 million due from related parties as of the years ended December 31, 2024 and 2023, respectively, have been included in receivables, prepayments and other assets (see Note 6. Receivables, Prepayments and Other Assets). The total amounts of $20 million and $10 million due to related parties’ balance for the years ended December 31, 2024 and 2023, respectively, have been included in trade and other payables (see Note 11. Trade Payables and Other Liabilities).
Schedule of Related Party Transactions
The following table presents the related party transactions included in the consolidated statements of operations:

(in millions)	December 31, 2024	December 31, 2023	December 31, 2022
Purchases and recharges from:
SMP(1)	$52	$61	$60
Total	$52	$61	$60

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$53	$61	$52
MDC General Services Holding Company LLC (recharge of expenses)	4	5	—
Mamoura Holdings (US) LLC (consulting service fees)	8	—	—
Total	$65	$66	$52
(1)Purchases from SMP were primarily comprised of wafers.
Schedule of Compensation to Key Management Personnel
The compensation of key management personnel during the following years were as follows:

(in millions)	2024	2023	2022
Chief Executive Officer, Chief Financial Officer, Chief Business Officer, Chief Operating Officer
Short-term benefits(1)	$11	$9	$5
Share-based payments(1)	27	21	19
Board of Directors	4	3	5
Total	$42	$33	$29
(1) For the years ended December 31, 2024 and December 31, 2023, the amounts include short-term benefits and share-based payments for the Chief Business Officer and Chief Operating Officer.